COMMITMENTS AND CONTINGENT LIABILITIES (Future Minimum Lease Commitments Under Non-Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 14,883
2017	12,438
2018	11,420
2019	9,034
2020	8,569
2021 and thereafter	11,201
Operating leases, future minimum payments	$ 67,545